Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events from September 30, 2024, the date of these financial statements, through financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the nine months ended September 30, 2024. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

Equity Line of Credit

On November 15, 2024, the Company and White Lion Capital, LLC (“White Lion”) signed a term sheet providing for the issuance by the Company to White Lion of up to $25 million of shares of the Company’s common stock. The Company anticipates closing the transactions contemplated by the term sheet on or about November 20, 2024. At the closing, the Company and White Lion will enter into a common stock purchase agreement (the “Common Stock Purchase Agreement”) and related registration rights agreement (the “White Lion Registration Rights Agreement”). Pursuant to the Common Stock Purchase Agreement, the Company, has the right to sell to White Lion up to the lesser of (i) 25,000,000 shares of common stock (“ELOC Shares) and (ii) the Purchase Notice Limit (as defined in the Common Stock Purchase Agreement), subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. As of the Issuance Date, the Company has not filed a Registration Statement on Form S-1 registering the resale of the ELOC Shares. The Company expects to utilize proceeds from the Common Stock Purchase Agreement for working capital and other general corporate purposes. Subject to the terms of the Common Stock Purchase Agreement, the Company will have the right from time to time at its sole discretion until the 24th month following signing of the Common Stock Purchase Agreement, to direct White Lion to purchase up to a specified maximum number of shares of common stock as set forth in the Common Stock Purchase Agreement by delivering written notice to White Lion prior to the commencement of trading on any trading day. The Company will control the timing and amount of any sales of the common stock to White Lion. Actual sales of shares to White Lion under the Common Stock Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among other things, market conditions, and the trading price of the common stock.

17 — SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2023, the date of these financial statements, through May 8, 2024, the date on which the financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the year ended December 31, 2023. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

On January 15, 2024, the Company entered into a Purchase Agreement with iFREE Group Holdings Limited (“iFree”) to purchase up to 6,250 next generation TROLLEE™ smart retail carts (the “Units”), for a purchase price per unit not to exceed $800. The Company paid iFree a deposit of $5 million for the Units, which shall be refunded to the Company if the Units are not delivered to the Company on or before June 30, 2024. iFree granted the Company a security interest in the Units until delivery to the Company.

On February 1, 2024, the Company extended the maturity date of the outstanding Bridge Notes held by NLabs until March 31, 2024; and on March 29, 2024, the maturity date was subsequently extended to June 30, 2024. All other terms of the Bridge Notes remain the same.

On February 1, 2024, the Company extended the maturity date of the outstanding Demand Notes held by affiliates of the Company until March 31, 2024; and on March 29, 2024, the maturity date was subsequently extended to June 30, 2024. All other terms of the Demand Notes remain the same.

On February 14, 2024, the expiration date of the sublease with NLabs covering a portion of the Company’s New York corporate office was extended to March 31, 2024; and on March 29, 2024, the expiration date was subsequently extended to June 30, 2024. All other terms of the sublease remain the same, including rent and additional rent.

On February 14, 2024, the expiration date of the lease agreement with 83rd Street LLC covering a portion of the Company’s New York corporate office was extended to March 31, 2024; and on March 29, 2024, the expiration date was subsequently extended to June 30, 2024. All other terms of the sublease remain the same, including rent and additional rent.

Through May 8, 2024, the total cash proceeds received by the Company from the sale of Series A-2 Preferred Stock totaled approximately $30.8 million, with approximately $12.7 million of the total raised since January 1, 2024. Further, through May 8, 2024, the Company has issued approximately 2.8 million shares of Series A-2 Preferred Stock in connection with the coversion of debt and other obligations totaling approximately $5.1 million.

PLUM ACQUISITION CORP. I [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2024, Rigrodsky Law P.A. sent a demand letter to the Company, purportedly on behalf of a stockholder of the Company, alleging deficiencies in the draft registration statement on Form S-4 filed by the Company, with the U.S. Securities and Exchange Commission on January 5, 2024.

On January 31, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) stating that the Company failed to hold an annual meeting of shareholders within twelve months of the end of its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until March 16, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end (or until June 28, 2024) to regain compliance. The Company intends to submit a compliance plan within the specified period. While the plan is pending, the Company’s securities will continue to trade on Nasdaq.

On February 10, 2024, the Audit Committee of the Company concluded, after discussion with the Company’s management and accounting professionals, that the Company’s previously-issued unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the periods ended March 31, 2023, June 30, 2023, and September 30, 2023, filed with the SEC on May 23, 2023, August 21, 2023, and November 22, 2023, respectively (each an “Affected Period” and, collectively, the “Affected Periods”), should be restated and no longer be relied upon due to misstatements in (i) debt discount subscription liability, additional paid-in capital and accumulated deficit in the Company’s condensed balance sheet as of March 31, 2023, June 30, 2023, and September 30, 2023, and (ii) change in fair value of subscription liability and interest expense – debt discount on the Company’s condensed statements of operations for the three months ended March 31, 2023, three and six months ended June 30, 2023, and three and nine months ended September 30, 2023.